CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating:
Net (loss) earnings	$ (25.6)	$ 442.2
Adjustments to reconcile net (loss) earnings to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	772.4	819.4
Gain on disposition of associate and other interests - net	(2.1)	(55.2)
Impairment, net of reversals		(75.5)
Equity in losses of joint ventures and associate	0.3	1.3
Share-based compensation expense	14.6	13.6
Finance expense	101.2	117.8
Deferred tax expense (recovery)	8.9	(76.4)
Foreign exchange losses (gains) and other	12.5	(31.9)
Reclamation (recovery) expense	(8.0)	11.4
Changes in operating assets and liabilities:
Accounts receivable and other assets	(22.7)	108.6
Inventories	(5.7)	(86.7)
Accounts payable and accrued liabilities	69.8	(48.5)
Cash flow provided from operating activities	915.6	1,140.1
Income taxes paid	(126.9)	(188.5)
Net cash flow provided from operating activities	788.7	951.6
Investing:
Additions to property, plant and equipment	(1,043.4)	(897.6)
Acquisitions	(304.2)
Net additions to long-term investments and other assets	(52.9)	(73.8)
Net proceeds from the sale of property, plant and equipment	6.4	8.5
Net proceeds from disposition of associate and other interests		269.6
Increase in restricted cash	(0.6)	(0.5)
Interest received and other	7.7	6.6
Net cash flow used in investing activities	(1,387.0)	(687.2)
Financing:
Net proceeds from issuance/drawdown of debt	80.0	494.7
Repayment of debt	(80.0)	(500.0)
Interest paid	(57.9)	(62.9)
Issuance of common shares on exercise of options	0.5	0.8
Dividend paid to non-controlling interest	(13.0)
Other	(2.2)	(1.6)
Net cash flow used in financing activities	(72.6)	(69.0)
Effect of exchange rate changes on cash and cash equivalents	(5.9)	3.4
Decrease (increase) in cash and cash equivalents	(676.8)	198.8
Cash and cash equivalents, beginning of period	1,025.8	827.0
Cash and cash equivalents, end of period	$ 349.0	$ 1,025.8